Inventories (Schedule of detailed information about inventories) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current
Stockpile	$ 17.9	$ 26.9
Finished goods	76.0	81.6
Materials and supplies	105.3	88.9
Current Inventories	199.2	197.4
Non-current
Stockpile	5.3	2.2
Low grade stockpile	5.7	5.5
Materials and supplies	10.6	8.9
Non current Inventories	21.6	16.6
Total Inventories	$ 220.8	$ 214.0